S000003897 [Member] Performance Management - Putnam VT Focused International Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IA shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and the Putnam VT Focused International Equity Linked Benchmark, which represents the performance of the MSCI World Index‑NR through April 29, 2021, and the performance of the MSCI ACWI ex USA Index‑NR thereafter.
Before April 30, 2021, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for the periods before this date. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Insurance-related charges or expenses are not reflected in the performance information below, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the fund’s performance from year to year for Class IA shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and the Putnam VT Focused International Equity Linked Benchmark, which represents the performance of the MSCI World Index‑NR through April 29, 2021, and the performance of the MSCI ACWI ex USA Index‑NR thereafter.
Bar Chart [Heading]	Annual total returns for class IA shares
Bar Chart Closing [Text Block]

Best Quarter:	Q2 2020	22.73%

Worst Quarter:	Q1 2020	-24.51%

Performance Table Heading	Average annual total returns (for periods ended 12/31/25)
Performance Table Closing [Text Block]	Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.
Performance Availability Website Address [Text]	www.franklintempleton.com
Class IA Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020